UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04450

Franklin Templeton Global Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period:  7/31/14

Item 1. Schedule of Investments.

Templeton Global Trust

Statement of Investments, July 31, 2014 (unaudited)

Templeton Hard Currency Fund	Principal Amount		Value
Foreign Government and Agency Securities 49.4%
[a]Canada Treasury Bills,
8/14/14 - 8/28/14	1,940,000	CAD	$1,778,799
9/11/14	4,580,000	CAD	4,196,761
10/23/14	16,135,000	CAD	14,768,682
Government of Australia, senior bond, 6.25%, 4/15/15	6,750,000	AUD	6,436,748
Government of Canada, 2.25%, 8/01/14	21,387,000	CAD	19,620,952
[a]Monetary Authority of Singapore Treasury Bills,
8/01/14	34,070,000	SGD	27,310,621
8/15/14	7,210,000	SGD	5,778,970
9/30/14	20,000	SGD	16,025
11/25/14	40,590,000	SGD	32,508,279
Province of Ontario, 3.25%, 9/08/14	15,000,000	CAD	13,786,543
[a]Sweden Treasury Bill, 9/17/14	50,150,000	SEK	7,268,166
Total Foreign Government and Agency Securities (Cost $133,781,202)			133,470,546
	Shares
Money Market Funds (Cost $129,630,577) 47.9%
[b,c]Institutional Fiduciary Trust Money Market Portfolio	129,630,577		129,630,577
Total Investments (Cost $263,411,779) 97.3%			263,101,123

Other Assets, less Liabilities 2.7%			7,185,863
Net Assets 100.0%			$270,286,986

aThe security is traded on a discount basis with no stated coupon rate.
bNon-income producing.
cThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Global Trust
Statement of Investments, July 31, 2014 (unaudited) (continued)

At July 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Contract Amount	Date	Appreciation	Depreciation
Mexican Peso	MSCO	Buy	73,028,700	$5,570,458	8/06/14	$-	$(50,359)
Chilean Peso	JPHQ	Buy	556,000,000	1,046,490	8/20/14	-	(76,891)
Mexican Peso	JPHQ	Buy	13,066,100	985,228	8/20/14	1,351	-
South Korean Won	HSBC	Buy	14,582,700,000	13,576,669	8/20/14	592,756	-
Malaysian Ringgit	HSBC	Buy	10,167,700	3,019,541	8/22/14	156,694	-
Polish Zloty	DBAB	Buy	4,402,925	1,358,969	8/27/14	48,888	-
Polish Zloty	DBAB	Sell	4,402,925	1,379,924	8/27/14	-	(27,933)
South Korean Won	JPHQ	Buy	3,858,368,000	3,609,662	12/15/14	120,276	-
South Korean Won	DBAB	Buy	3,251,450,000	3,017,867	1/21/15	120,740	-
Polish Zloty	DBAB	Buy	7,000,000	2,228,022	1/28/15	-	(10,310)
Polish Zloty	DBAB	Sell	7,000,000	2,259,012	1/28/15	41,299	-
South Korean Won	DBAB	Buy	18,440,940,000	16,957,186	2/04/15	835,873	-
South Korean Won	DBAB	Sell	6,100,000,000	5,627,306	2/04/15	-	(258,384)
South Korean Won	JPHQ	Buy	8,828,110,000	8,105,132	3/31/15	400,860	-
Mexican Peso	DBAB	Buy	105,575,428	7,827,070	4/15/15	14,243	-
Malaysian Ringgit	HSBC	Buy	11,586,900	3,496,982	4/16/15	72,327	-
South Korean Won	HSBC	Buy	39,309,200,000	37,251,078	4/16/15	608,352	-
Chilean Peso	DBAB	Buy	3,938,075,000	6,947,909	4/21/15	-	(221,883)
South Korean Won	HSBC	Buy	3,800,610,000	3,662,533	6/03/15	-	(6,688)
Mexican Peso	DBAB	Buy	91,836,169	6,896,937	6/16/15	-	(101,976)
Malaysian Ringgit	DBAB	Buy	1,154,200	351,216	6/23/15	2,921	-
Mexican Peso	DBAB	Buy	36,456,000	2,744,664	7/17/15	-	(52,327)
Malaysian Ringgit	HSBC	Buy	39,116,100	12,042,393	7/31/15	-	(67,302)
Unrealized appreciation (depreciation)						3,016,580	(874,053)
Net unrealized appreciation (depreciation)						$2,142,527
[a]May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Counterparty

DBAB Deutsche Bank AG
HSBC HSBC Bank USA, N.A.
JPHQ JP Morgan Chase & Co.
MSCO Morgan Stanley

Currency

AUD Australian Dollar
CAD Canadian Dollar
SEK Swedish Krona
SGD Singapore Dollar

Templeton Hard Currency Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Templeton Hard Currency Fund (Fund).

Effective June 30, 2014, the Franklin Templeton Hard Currency Fund was renamed the Templeton Hard Currency Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined. Investments in open-end mutual funds are valued at the closing net asset value.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

At July 31, 2014, the Fund received $ 2,534,149 in United Kingdom Treasury Bonds and Notes and United States Treasury Notes as collateral for derivatives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

4. INCOME TAXES

At July 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$264,445,273

Unrealized appreciation	$429,724
Unrealized depreciation	(1,773,874)
Net unrealized appreciation (depreciation)	$(1,344,150)

5. Concentration of Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of July 31, 2014, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities
Foreign Government and Agency Securities	$-	$133,470,546	$	- $	133,470,546
Money Market Funds	129,630,577	-		-	129,630,577
Total Investments in Securities	$129,630,577	$133,470,546	$	- $	263,101,123

Other Financial Instruments
Forw ard Exchange Contracts	$-	$3,016,580	$	- $	3,016,580

Liabilities:
Other Financial Instruments
Forw ard Exchange Contracts	$-	$874,053	$	- $	874,053

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By  /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date September 25, 2014

By  /s/ GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date September 25, 2014